CONVERTIBLE DEBT (Details 2)	6 Months Ended	12 Months Ended
	Dec. 31, 2020 Number	Jun. 30, 2020
Estimated Dividends [Member]
Debt instrument measurement input	0	0
Expected Volatility [Member] | Minimum [Member]
Debt instrument measurement input	78.55	55.87
Expected Volatility [Member] | Maximum [Member]
Debt instrument measurement input	253.30	78.46
Risk Free Interest Rate [Member] | Minimum [Member]
Debt instrument measurement input	0.61	0.66
Risk Free Interest Rate [Member] | Maximum [Member]
Debt instrument measurement input	0.93	2.08
Expected Term [Member] | Minimum [Member]
Debt instrument maturity terms	0 months	0 years
Expected Term [Member] | Maximum [Member]
Debt instrument maturity terms	6 months	12 months